Inventories, Net	6 Months Ended
Jun. 30, 2021
Inventories, Net
Inventories, Net

4. Inventories, Net

The following table sets forth inventories, net, which are stated at the lower of cost (specific cost and first-in, first-out) and net realizable value (in thousands):

	June 30,	December 31,
	2021	2020
Editorial and other pre-publication costs	$161	$298
Merchandise finished goods	18,102	11,490
Total	$18,263	$11,788

At June 30, 2021 and December 31, 2020, reserves for slow-moving and obsolete inventory related to merchandise finished goods amounted to $1.1 million and $0.2 million, respectively.